Distribution Date:	02/17/22	UBS Commercial Mortgage Trust 2018-C9
Determination Date:	02/11/22
Next Distribution Date:	03/17/22
Record Date:	01/31/22	Commercial Mortgage Pass-Through Certificates
Series 2018-C9

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	UBS Commercial Mortgage Securitization Corp.
Certificate Factor Detail	3		General Information	(212) 713-2000
Certificate Interest Reconciliation Detail	4		1285 Avenue of the Americas | New York, NY 10019 | United States
		Master Servicer	Midland Loan Services
Additional Information	5
			askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		Niral Shah	(305) 485-2041	Niral.shah@rialtocapital.com
Mortgage Loan Detail (Part 1)	13-15		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	16-18	Special Servicer	Situs Holdings, LLC
Principal Prepayment Detail	19		Stacey Ciarlanti		SSNotices@situsamc.com
Historical Detail	20		2 Embarcadero Center 8th Floor | San Francisco, CA 94111 | United States
Delinquency Loan Detail	21	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Collateral Stratification and Historical Detail	22		Don Simon	(203) 660-6100
Specially Serviced Loan Detail - Part 1	23		PO Box 4839 | Greenwich, CT 06831 | United States
Specially Serviced Loan Detail - Part 2	24-25	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Modified Loan Detail	26		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Historical Liquidated Loan Detail	27				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Bond / Collateral Loss Reconciliation Detail	28
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	90291JAS6	2.930000%	17,267,000.00	4,137,986.74	368,018.97	10,103.58	0.00	0.00	378,122.55	3,769,967.77	30.49%	30.00%
A-2	90291JAT4	3.835000%	37,271,000.00	37,271,000.00	0.00	119,111.90	0.00	0.00	119,111.90	37,271,000.00	30.49%	30.00%
A-SB	90291JAU1	4.090000%	37,671,000.00	37,671,000.00	0.00	128,395.33	0.00	0.00	128,395.33	37,671,000.00	30.49%	30.00%
A-3	90291JAV9	3.854000%	175,000,000.00	175,000,000.00	0.00	562,041.67	0.00	0.00	562,041.67	175,000,000.00	30.49%	30.00%
A-4	90291JAW7	4.117000%	320,724,000.00	320,724,000.00	0.00	1,100,350.59	0.00	0.00	1,100,350.59	320,724,000.00	30.49%	30.00%
A-S	90291JAZ0	4.318000%	56,693,000.00	56,693,000.00	0.00	204,000.31	0.00	0.00	204,000.31	56,693,000.00	23.63%	23.25%
B	90291JBA4	4.570000%	41,995,000.00	41,995,000.00	0.00	159,930.96	0.00	0.00	159,930.96	41,995,000.00	18.55%	18.25%
C	90291JBB2	4.880210%	39,896,000.00	39,896,000.00	0.00	162,250.71	0.00	0.00	162,250.71	39,896,000.00	13.72%	13.50%
D	90291JAC1	4.880210%	26,951,000.00	26,951,000.00	0.00	109,605.45	0.00	0.00	109,605.45	26,951,000.00	10.46%	10.29%
D-RR	90291JAF4	4.880210%	18,194,000.00	18,194,000.00	0.00	73,992.11	0.00	0.00	73,992.11	18,194,000.00	8.26%	8.13%
E-RR	90291JAH0	4.880210%	20,997,000.00	20,997,000.00	0.00	85,391.47	0.00	0.00	85,391.47	20,997,000.00	5.72%	5.63%
F-RR	90291JAK3	4.880210%	10,499,000.00	10,499,000.00	0.00	42,697.77	0.00	0.00	42,697.77	10,499,000.00	4.45%	4.38%
NR-RR* 90291JAM9		4.880210%	36,746,550.00	36,746,550.00	0.00	70,027.15	0.00	0.00	70,027.15	36,746,550.00	0.00%	0.00%
Z	90291JAN7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	90291JAQ0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			839,904,550.00	826,775,536.74	368,018.97	2,827,899.00	0.00	0.00	3,195,917.97	826,407,517.77

Notional Certificates
X-A	90291JAX5	0.871880%	587,933,000.00	574,803,986.74	0.00	417,633.65	0.00	0.00	417,633.65	574,435,967.77
X-B	90291JAY3	0.323996%	138,584,000.00	138,584,000.00	0.00	37,417.19	0.00	0.00	37,417.19	138,584,000.00
Notional SubTotal			726,517,000.00	713,387,986.74	0.00	455,050.84	0.00	0.00	455,050.84	713,019,967.77

Deal Distribution Total					368,018.97	3,282,949.84	0.00	0.00	3,650,968.81

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.												Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	90291JAS6	239.64711531	21.31342851	0.58513812	0.00000000	0.00000000	0.00000000	0.00000000	21.89856663	218.33368680
A-2	90291JAT4	1,000.00000000	0.00000000	3.19583322	0.00000000	0.00000000	0.00000000	0.00000000	3.19583322	1,000.00000000
A-SB	90291JAU1	1,000.00000000	0.00000000	3.40833347	0.00000000	0.00000000	0.00000000	0.00000000	3.40833347	1,000.00000000
A-3	90291JAV9	1,000.00000000	0.00000000	3.21166669	0.00000000	0.00000000	0.00000000	0.00000000	3.21166669	1,000.00000000
A-4	90291JAW7	1,000.00000000	0.00000000	3.43083333	0.00000000	0.00000000	0.00000000	0.00000000	3.43083333	1,000.00000000
A-S	90291JAZ0	1,000.00000000	0.00000000	3.59833330	0.00000000	0.00000000	0.00000000	0.00000000	3.59833330	1,000.00000000
B	90291JBA4	1,000.00000000	0.00000000	3.80833337	0.00000000	0.00000000	0.00000000	0.00000000	3.80833337	1,000.00000000
C	90291JBB2	1,000.00000000	0.00000000	4.06684154	0.00000000	0.00000000	0.00000000	0.00000000	4.06684154	1,000.00000000
D	90291JAC1	1,000.00000000	0.00000000	4.06684168	0.00000000	0.00000000	0.00000000	0.00000000	4.06684168	1,000.00000000
D-RR	90291JAF4	1,000.00000000	0.00000000	4.06684127	0.00000000	0.00000000	0.00000000	0.00000000	4.06684127	1,000.00000000
E-RR	90291JAH0	1,000.00000000	0.00000000	4.06684145	0.00000000	0.00000000	0.00000000	0.00000000	4.06684145	1,000.00000000
F-RR	90291JAK3	1,000.00000000	0.00000000	4.06684160	0.00000000	0.00000000	0.00000000	0.00000000	4.06684160	1,000.00000000
NR-RR	90291JAM9	1,000.00000000	0.00000000	1.90567958	2.16116207	41.59684433	0.00000000	0.00000000	1.90567958	1,000.00000000
Z	90291JAN7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	90291JAQ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	90291JAX5	977.66920166	0.00000000	0.71034225	0.00000000	0.00000000	0.00000000	0.00000000	0.71034225	977.04324773
X-B	90291JAY3	1,000.00000000	0.00000000	0.26999646	0.00000000	0.00000000	0.00000000	0.00000000	0.26999646	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	01/01/22 - 01/30/22	30	0.00	10,103.58	0.00	10,103.58	0.00	0.00	0.00	10,103.58	0.00
A-2	01/01/22 - 01/30/22	30	0.00	119,111.90	0.00	119,111.90	0.00	0.00	0.00	119,111.90	0.00
A-SB	01/01/22 - 01/30/22	30	0.00	128,395.33	0.00	128,395.33	0.00	0.00	0.00	128,395.33	0.00
A-3	01/01/22 - 01/30/22	30	0.00	562,041.67	0.00	562,041.67	0.00	0.00	0.00	562,041.67	0.00
A-4	01/01/22 - 01/30/22	30	0.00	1,100,350.59	0.00	1,100,350.59	0.00	0.00	0.00	1,100,350.59	0.00
X-A	01/01/22 - 01/30/22	30	0.00	417,633.65	0.00	417,633.65	0.00	0.00	0.00	417,633.65	0.00
X-B	01/01/22 - 01/30/22	30	0.00	37,417.19	0.00	37,417.19	0.00	0.00	0.00	37,417.19	0.00
A-S	01/01/22 - 01/30/22	30	0.00	204,000.31	0.00	204,000.31	0.00	0.00	0.00	204,000.31	0.00
B	01/01/22 - 01/30/22	30	0.00	159,930.96	0.00	159,930.96	0.00	0.00	0.00	159,930.96	0.00
C	01/01/22 - 01/30/22	30	0.00	162,250.71	0.00	162,250.71	0.00	0.00	0.00	162,250.71	0.00
D	01/01/22 - 01/30/22	30	0.00	109,605.45	0.00	109,605.45	0.00	0.00	0.00	109,605.45	0.00
D-RR	01/01/22 - 01/30/22	30	0.00	73,992.11	0.00	73,992.11	0.00	0.00	0.00	73,992.11	0.00
E-RR	01/01/22 - 01/30/22	30	0.00	85,391.47	0.00	85,391.47	0.00	0.00	0.00	85,391.47	0.00
F-RR	01/01/22 - 01/30/22	30	0.00	42,697.77	0.00	42,697.77	0.00	0.00	0.00	42,697.77	0.00
NR-RR	01/01/22 - 01/30/22	30	1,443,255.78	149,442.40	0.00	149,442.40	79,415.25	0.00	0.00	70,027.15	1,528,540.52
Totals			1,443,255.78	3,362,365.09	0.00	3,362,365.09	79,415.25	0.00	0.00	3,282,949.84	1,528,540.52

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 30

	Additional Information
Total Available Distribution Amount (1)	3,650,968.81
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,485,324.86	Master Servicing Fee	3,277.30
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,937.63
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	355.97
ARD Interest	0.00	Operating Advisor Fee	1,096.40
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	213.58
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,485,324.86	Total Fees	10,880.88

Principal		Expenses/Reimbursements
Scheduled Principal	368,018.97	Reimbursement for Interest on Advances	1,067.20
Unscheduled Principal Collections		ASER Amount	44,208.54
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	33,185.06
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	954.45
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	368,018.97	Total Expenses/Reimbursements	79,415.25

		Interest Reserve Deposit	112,078.84

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,282,949.84
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	368,018.97
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,650,968.81
Total Funds Collected	3,853,343.83	Total Funds Distributed	3,853,343.78

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	826,775,537.72	826,775,537.72	Beginning Certificate Balance	826,775,536.74
(-) Scheduled Principal Collections	368,018.97	368,018.97	(-) Principal Distributions	368,018.97
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	826,407,518.75	826,407,518.75	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	828,089,162.53	828,089,162.53	Ending Certificate Balance	826,407,517.77
Ending Actual Collateral Balance	827,772,328.39	827,772,328.39

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.98)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.98)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.88%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	3	73,750,000.00	8.92%	51	3.7393	NAP	Defeased	3	73,750,000.00	8.92%	51	3.7393	NAP
6,000,000 or less	16	75,511,365.19	9.14%	73	5.4287	1.754933	1.35 or less	11	164,323,087.84	19.88%	72	5.1142	1.014468
6,000,001 to 11,000,000	12	110,363,961.01	13.35%	67	5.0894	1.659614	1.36 to 1.45	2	9,645,907.69	1.17%	73	5.3302	1.419602
11,000,001 to 16,000,000	8	110,084,054.53	13.32%	72	4.9108	1.785129	1.46 to 1.55	4	43,722,397.24	5.29%	74	5.3354	1.481603
16,000,001 to 21,000,000	9	167,305,713.23	20.24%	73	4.9543	1.726639	1.56 to 1.65	3	38,300,000.00	4.63%	55	4.8901	1.602768
21,000,001 to 26,000,000	1	25,000,000.00	3.03%	71	4.1910	2.170000	1.66 to 1.75	6	47,417,487.72	5.74%	73	5.6744	1.710000
26,000,001 to 31,000,000	3	88,605,424.79	10.72%	73	5.2370	2.246314	1.76 to 1.85	7	109,697,504.61	13.27%	72	5.1161	1.790298
31,000,001 to 36,000,000	3	99,750,000.00	12.07%	73	5.1574	1.615815	1.86 to 2.05	5	107,062,730.68	12.96%	73	4.7707	1.936090
36,000,001 to 41,000,000	2	76,037,000.00	9.20%	73	4.5420	2.138385	2.06 to 2.30	8	138,880,000.00	16.81%	72	4.5698	2.213036
41,000,001 to 46,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.31 or greater	8	93,608,402.97	11.33%	73	5.1454	2.985476
46,000,001 to 51,000,000	0	0.00	0.00%	0	0.0000	0.000000	Totals	57	826,407,518.75	100.00%	70	4.8953	1.968995
51,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	57	826,407,518.75	100.00%	70	4.8953	1.968995

(1) Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2) Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.

(3) Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

      CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 30

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	3	73,750,000.00	8.92%	51	3.7393	NAP	Totals	112	826,407,518.75	100.00%	70	4.8953	1.968995
Alabama	2	5,920,000.00	0.72%	73	4.2020	2.000000
									Property Type³
Arizona	2	10,112,489.66	1.22%	73	5.6149	1.731670
Arkansas	1	3,553,213.74	0.43%	73	5.5545	1.790000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
California	35	188,582,763.19	22.82%	73	5.0630	2.124425		Properties	Balance	Agg. Bal.			DSCR¹
Florida	7	56,184,156.90	6.80%	73	4.9676	1.785069	Defeased	3	73,750,000.00	8.92%	51	3.7393	NAP
Georgia	1	861,000.00	0.10%	73	4.2020	2.000000	Industrial	14	87,497,163.08	10.59%	73	4.8940	2.050926
Illinois	5	18,635,441.10	2.25%	73	5.4533	1.753542	Lodging	13	110,110,714.93	13.32%	73	5.7222	2.122843
Indiana	3	30,739,257.52	3.72%	73	5.4328	1.368039	Mixed Use	6	69,948,119.61	8.46%	72	4.7426	1.581572
Kentucky	1	6,982,857.14	0.84%	71	4.1910	2.170000	Multi-Family	4	30,276,969.48	3.66%	50	5.3873	1.481872
Massachusetts	1	30,000,000.00	3.63%	72	4.7340	2.190000	Office	26	270,410,121.06	32.72%	73	5.0117	1.665384
Mississippi	1	4,071,120.66	0.49%	73	5.1100	1.880000	Retail	43	172,168,523.52	20.83%	72	4.6334	1.950791
Missouri	5	39,408,291.58	4.77%	72	5.2901	1.535694	Self Storage	3	12,245,907.69	1.48%	73	5.1979	1.897397
Montana	1	5,469,390.65	0.66%	72	5.7184	0.370000	Totals	112	826,407,518.75	100.00%	70	4.8953	1.968995
Nevada	4	37,937,142.86	4.59%	72	4.7317	2.162277
New Jersey	4	17,500,000.00	2.12%	72	5.0815	1.800000
New York	4	60,550,000.00	7.33%	62	4.9698	1.518803
North Carolina	5	39,285,389.90	4.75%	72	4.9218	1.901517
Ohio	7	28,006,625.36	3.39%	73	4.8770	0.629471
Oklahoma	2	8,906,006.07	1.08%	72	5.0875	2.249996
South Carolina	3	28,575,428.57	3.46%	72	4.3699	2.342964
Tennessee	1	6,089,000.00	0.74%	73	4.2020	2.000000
Texas	11	108,170,036.78	13.09%	72	5.1074	1.741360
Washington	2	9,645,907.69	1.17%	73	5.3302	1.419602
Wisconsin	1	7,472,000.00	0.90%	73	4.2020	2.000000

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	73,750,000.00	8.92%	51	3.7393	NAP	Defeased	3	73,750,000.00	8.92%	51	3.7393	NAP
	4.0000% or less	1	8,000,000.00	0.97%	74	3.9550	2.710000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0001% to 4.5000%	6	119,457,000.00	14.45%	72	4.2371	2.160978	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% to 5.0000%	12	221,459,493.19	26.80%	72	4.8056	1.897038	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0001% to 5.5000%	22	295,340,918.12	35.74%	71	5.2158	1.526676	37 months to 48 months	48	659,697,708.51	79.83%	72	5.0950	1.815279
	5.5001% to 6.0000%	11	74,182,193.34	8.98%	73	5.6670	1.565783	49 months or greater	6	92,959,810.24	11.25%	71	4.3947	1.942708
	6.0001% or Greater	2	34,217,914.10	4.14%	73	6.0449	3.248156	Totals	57	826,407,518.75	100.00%	70	4.8953	1.968995
	Totals	57	826,407,518.75	100.00%	70	4.8953	1.968995
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	73,750,000.00	8.92%	51	3.7393	NAP	Defeased	3	73,750,000.00	8.92%	51	3.7393	NAP
	117 months or less	54	752,657,518.75	91.08%	72	5.0085	1.831018	Interest Only	20	350,347,000.00	42.39%	70	4.7249	1.858256
	118 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	3	13,354,566.26	1.62%	73	5.8652	1.681149
	Totals	57	826,407,518.75	100.00%	70	4.8953	1.968995	300 months to 350 months	31	388,955,952.49	47.07%	73	5.2346	1.811629
								351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	57	826,407,518.75	100.00%	70	4.8953	1.968995
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	3	73,750,000.00	8.92%	51	3.7393	NAP				None
Underwriter's Information		12	157,217,487.72	19.02%	73	5.2535	1.737465
	12 months or less	41	579,369,691.38	70.11%	71	4.9317	1.919674
	13 months to 24 months	1	16,070,339.65	1.94%	73	5.3823	(0.450000)
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	57	826,407,518.75	100.00%	70	4.8953	1.968995
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1A1	30299654	OF	Austin	TX	Actual/360	5.215%	145,941.97	0.00	0.00	N/A	03/06/28	--	32,500,000.00	32,500,000.00	02/06/22
1A2	30299655				Actual/360	5.215%	145,941.97	0.00	0.00	N/A	03/06/28	--	32,500,000.00	32,500,000.00	02/06/22
2A11	30314295	RT	Various	Various	Actual/360	4.191%	54,133.75	0.00	0.00	N/A	01/01/28	--	15,000,000.00	15,000,000.00	02/01/22
2A12	30314296				Actual/360	4.191%	54,133.75	0.00	0.00	N/A	01/01/28	--	15,000,000.00	15,000,000.00	02/01/22
2A2	30314293				Actual/360	4.191%	90,222.92	0.00	0.00	N/A	01/01/28	--	25,000,000.00	25,000,000.00	02/01/22
2A7	30314294				Actual/360	4.191%	18,044.58	0.00	0.00	N/A	01/01/28	--	5,000,000.00	5,000,000.00	02/01/22
3A1	30299571	LO	Various	Various	Actual/360	5.674%	69,592.83	17,224.04	0.00	N/A	03/06/28	--	14,242,470.54	14,225,246.50	03/06/21
3A2	30313989				Actual/360	5.674%	69,592.83	17,224.04	0.00	N/A	03/06/28	--	14,242,470.54	14,225,246.50	03/06/21
3A3	30313990				Actual/360	5.674%	23,197.61	5,741.35	0.00	N/A	03/06/28	--	4,747,490.03	4,741,748.68	03/06/21
3A4	30313991				Actual/360	5.674%	23,197.61	5,741.35	0.00	N/A	03/06/28	--	4,747,490.03	4,741,748.68	03/06/21
3A5	30313992				Actual/360	5.674%	23,197.61	5,741.35	0.00	N/A	03/06/28	--	4,747,490.03	4,741,748.68	03/06/21
3A6	30313993				Actual/360	5.674%	23,197.61	5,741.35	0.00	N/A	03/06/28	--	4,747,490.03	4,741,748.68	03/06/21
4A1	30314013	MU	Oakland	CA	Actual/360	4.728%	122,140.00	0.00	0.00	N/A	02/06/28	--	30,000,000.00	30,000,000.00	02/06/22
4A3	30314015				Actual/360	4.728%	61,070.00	0.00	0.00	N/A	02/06/28	--	15,000,000.00	15,000,000.00	02/06/22
5	30314298	Various Various		Various	Actual/360	4.202%	139,152.38	0.00	0.00	N/A	03/01/28	--	38,457,000.00	38,457,000.00	02/01/22
6A14	30314135	Various Various		CA	Actual/360	4.890%	158,243.12	0.00	0.00	N/A	02/06/28	--	37,580,000.00	37,580,000.00	02/06/22
7	30314299	OF	New York	NY	Actual/360	5.050%	151,114.24	0.00	0.00	N/A	03/06/28	--	34,750,000.00	34,750,000.00	02/06/22
8	30314300	LO	Oakland	CA	Actual/360	6.018%	153,073.80	33,145.76	0.00	N/A	03/06/28	--	29,538,570.55	29,505,424.79	02/06/22
9A4	30314301	OF	Lowell	MA	Actual/360	4.734%	81,530.00	0.00	0.00	N/A	02/06/28	--	20,000,000.00	20,000,000.00	02/04/22
9A8	30314302				Actual/360	4.734%	40,765.00	0.00	0.00	N/A	02/06/28	--	10,000,000.00	10,000,000.00	02/04/22
10	30314303	MF	North Las Vegas	NV	Actual/360	4.550%	117,528.75	0.00	0.00	N/A	03/06/28	--	30,000,000.00	30,000,000.00	02/06/22
11A1	30299733	OF	Oakland	CA	Actual/360	5.280%	87,799.40	20,242.94	0.00	N/A	04/06/28	--	19,310,718.98	19,290,476.04	02/06/22
11A2	30299727				Actual/360	5.280%	47,276.60	10,900.05	0.00	N/A	04/06/28	--	10,398,079.40	10,387,179.35	02/06/22
12	30314304	IN	Ocala	FL	Actual/360	4.970%	124,539.92	0.00	0.00	03/01/28	03/01/30	--	29,100,000.00	29,100,000.00	02/01/22
13A1	30299532	IN	Various	CA	Actual/360	4.725%	70,389.38	0.00	0.00	N/A	02/06/28	--	17,300,000.00	17,300,000.00	02/06/22
13A2	30299538				Actual/360	4.725%	40,687.50	0.00	0.00	N/A	02/06/28	--	10,000,000.00	10,000,000.00	02/06/22
14	30314306	OF	Glendale	CA	Actual/360	2.298%	49,467.09	0.00	0.00	12/06/22	12/06/24	--	25,000,000.00	25,000,000.00	02/06/22
15	30299525	OF	Fort Mill	SC	Actual/360	4.433%	80,161.61	0.00	0.00	02/06/28	12/31/28	--	21,000,000.00	21,000,000.00	02/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
16	30314311	LO	Indianapolis	IN	Actual/360	5.300%	90,635.25	25,978.73	0.00	N/A	03/01/28	--	19,859,213.93	19,833,235.20	02/01/22
17	30314312	OF	Various	TX	Actual/360	4.740%	77,400.76	28,110.80	0.00	N/A	01/06/28	--	18,963,028.02	18,934,917.22	02/06/22
18	30314313	MF	Kissimmee	FL	Actual/360	4.365%	70,476.56	0.00	0.00	N/A	01/06/28	--	18,750,000.00	18,750,000.00	02/06/22
19	30299739	RT	Raleigh	NC	Actual/360	5.200%	80,507.04	22,176.69	0.00	N/A	03/06/28	--	17,979,238.86	17,957,062.17	02/06/22
20	30299658	IN	Dixon	CA	Actual/360	4.892%	71,379.40	24,066.09	0.00	N/A	03/06/28	--	16,943,749.04	16,919,682.95	02/06/22
21A3	30299470	OF	Florham Park	NJ	Actual/360	5.082%	43,757.36	0.00	0.00	N/A	02/06/28	--	10,000,000.00	10,000,000.00	02/06/22
21A4	30299471				Actual/360	5.082%	32,818.02	0.00	0.00	N/A	02/06/28	--	7,500,000.00	7,500,000.00	02/06/22
22	30299629	OF	Cleveland	OH	Actual/360	5.382%	74,578.05	20,694.44	0.00	N/A	03/06/28	--	16,091,034.09	16,070,339.65	05/06/19
23	30314314	RT	High Ridge	MO	Actual/360	4.800%	58,038.69	16,726.12	0.00	N/A	01/06/28	--	14,041,619.14	14,024,893.02	02/06/22
24	30314315	IN	Various	Various	Actual/360	5.110%	49,829.04	15,398.69	0.00	N/A	03/06/28	--	11,324,067.20	11,308,668.51	02/06/22
25	30314316	RT	Reno	NV	Actual/360	5.080%	49,431.22	0.00	0.00	N/A	04/01/28	--	11,300,000.00	11,300,000.00	02/01/22
26	30299521	MF	Brooklyn	NY	Actual/360	5.300%	50,202.78	0.00	0.00	N/A	02/06/23	--	11,000,000.00	11,000,000.00	02/06/22
27	30314317	OF	Melbourne	FL	Actual/360	5.385%	47,719.23	10,582.63	0.00	N/A	03/01/28	--	10,290,784.45	10,280,201.82	02/01/22
28	30314318	RT	Las Vegas	NV	Actual/360	5.213%	45,967.08	0.00	0.00	N/A	03/01/28	--	10,240,000.00	10,240,000.00	02/01/22
29	30314319	MU	Pineville	NC	Actual/360	5.398%	40,829.26	9,697.28	0.00	N/A	03/06/28	--	8,783,739.30	8,774,042.02	02/06/22
30	30314320	MU	Brooklyn	NY	Actual/360	3.955%	27,245.56	0.00	0.00	N/A	04/01/28	--	8,000,000.00	8,000,000.00	02/01/22
31	30299738	MF	Big Spring	TX	Actual/360	5.660%	36,025.77	9,047.94	0.00	N/A	02/06/28	--	7,391,585.76	7,382,537.82	02/06/22
32	30314321	MF	Brooklyn	NY	Actual/360	5.220%	30,566.00	0.00	0.00	N/A	03/06/28	--	6,800,000.00	6,800,000.00	02/06/22
33	30299552	RT	Missoula	MT	Actual/360	5.718%	26,964.62	6,620.69	0.00	N/A	02/06/28	--	5,476,011.71	5,469,391.02	09/06/21
34	30314322	LO	Duncan	OK	Actual/360	5.760%	25,287.12	9,346.98	0.00	N/A	03/01/28	--	5,098,210.19	5,088,863.21	02/01/22
35	30314323	OF	Scottsdale	AZ	Actual/360	5.093%	23,682.45	0.00	0.00	N/A	03/06/28	--	5,400,000.00	5,400,000.00	02/06/22
36	30299667	RT	Flower Mound	TX	Actual/360	5.543%	25,184.99	5,223.79	0.00	N/A	03/06/28	--	5,275,923.62	5,270,699.83	02/06/22
37	30314324	LO	Oro Valley	AZ	Actual/360	6.213%	25,283.59	13,341.39	0.00	N/A	02/06/28	--	4,725,830.70	4,712,489.31	01/06/22
38	30299548	MF	Lynn Haven	FL	Actual/360	5.404%	23,733.46	5,664.84	0.00	N/A	02/06/28	--	5,100,096.86	5,094,432.02	02/06/22
39	30299657	SS	Milton	WA	Actual/360	5.258%	22,731.08	5,319.04	0.00	N/A	03/06/28	--	5,020,231.75	5,014,912.71	02/06/22
40	30314326	RT	Farmington	MO	Actual/360	5.063%	20,560.18	6,473.75	0.00	N/A	03/06/28	--	4,715,847.40	4,709,373.65	02/06/22
41	30299656	SS	Edgewood	WA	Actual/360	5.408%	21,590.61	5,106.42	0.00	N/A	03/06/28	--	4,636,101.40	4,630,994.98	02/06/22
42	30299644	LO	Camden	AR	Actual/360	5.555%	17,027.41	6,740.43	0.00	N/A	03/06/28	--	3,559,954.17	3,553,213.74	02/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 30

Mortgage Loan Detail (Part 1)

		Prop									Original	Adjusted	Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Accrual Type Gross Rate		Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
43	30299507	SS	Riverside	CA	Actual/360	4.707%	10,538.45	0.00	0.00	N/A	02/06/28	--	2,600,000.00	2,600,000.00 02/06/22
Totals							3,485,324.86	368,018.97	0.00				826,775,537.72	826,407,518.75
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A1	7,568,559.92	6,283,437.07	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A2	7,568,559.92	6,283,437.07	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A11	23,310,682.01	21,889,769.13	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2A12	23,310,682.01	21,889,769.13	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2A2	23,310,682.01	21,889,769.13	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2A7	23,310,682.01	21,889,769.13	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3A1	0.00	0.00	--	--	11/12/21	0.00	0.00	86,655.23	954,650.17	510,130.70	0.00
3A2	0.00	0.00	--	--	11/12/21	0.00	0.00	86,655.23	954,650.17	3,044.47	0.00
3A3	0.00	0.00	--	--	11/12/21	0.00	0.00	28,885.08	318,216.76	0.00	0.00
3A4	0.00	0.00	--	--	11/12/21	0.00	0.00	28,885.08	318,216.76	0.00	0.00
3A5	0.00	0.00	--	--	11/12/21	0.00	0.00	28,885.08	318,216.76	0.00	0.00
3A6	0.00	0.00	--	--	11/12/21	0.00	0.00	28,885.08	318,216.76	0.00	0.00
4A1	6,765,896.44	5,951,441.63	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4A3	6,765,896.44	5,951,441.63	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	3,359,709.74	3,354,447.14	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6A14	28,539,818.96	27,724,432.21	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	2,456,187.02	572,097.61	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	9,465,615.25	8,699,274.58	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9A4	18,609,712.00	17,331,719.27	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9A8	18,609,712.00	17,331,719.27	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
11A1	6,578,326.38	5,796,521.60	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11A2	6,578,326.38	5,796,521.60	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,715,290.83	2,860,841.14	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13A1	3,728,746.00	3,728,039.53	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13A2	3,728,746.00	3,728,039.53	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	2,346,720.00	2,417,066.66	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
16	315,551.53	2,032,587.63	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,449,187.79	2,455,307.97	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
19	2,538,579.56	2,507,178.26	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	(1,136,180.31)	3,736,097.83	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21A3	4,862,919.12	5,064,829.40	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21A4	4,862,919.12	5,064,829.40	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	(513,331.79)	0.00	--	--	10/12/21	9,542,910.10	830,281.76	50,881.33	2,312,561.87	238,629.65	0.00
23	1,154,576.93	1,139,499.24	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,479,099.45	1,654,043.97	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,284,197.93	1,390,618.08	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	994,986.15	932,486.65	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	932,693.16	725,275.73	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,221,408.61	1,191,512.20	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	719,703.42	959,532.86	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,186,386.90	1,006,985.32	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	646,085.54	545,864.83	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	572,909.67	443,180.03	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	527,968.15	185,074.46	01/01/21	09/30/21	--	0.00	0.00	33,523.16	167,868.22	14,443.52	0.00
34	448,705.47	1,056,073.10	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	698,359.71	735,117.63	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	536,804.40	540,411.73	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	409,285.29	505,262.03	01/01/21	09/30/21	--	0.00	0.00	38,614.81	38,614.81	0.00	0.00
38	750,225.36	882,012.05	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	386,089.57	447,712.95	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	631,428.55	642,084.52	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	374,987.74	464,083.10	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	535,638.06	569,961.64	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
43	380,641.27	462,716.26	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	257,880,377.67	248,709,892.93				9,542,910.10	830,281.76	411,870.06	5,701,212.28	766,248.34	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
02/17/22	0	0.00	0	0.00	8	68,957,218.39	1	16,070,339.65	0	0.00	0	0.00	0	0.00	0	0.00	4.895272%	4.879989%	70
01/18/22	0	0.00	0	0.00	9	76,433,532.76	1	16,091,034.09	0	0.00	0	0.00	0	0.00	0	0.00	4.895493%	4.880210%	71
12/17/21	0	0.00	1	5,482,599.96	8	71,044,258.37	1	16,111,633.05	0	0.00	0	0.00	0	0.00	0	0.00	4.895713%	4.880430%	72
11/18/21	1	5,490,023.71	1	7,410,709.68	7	63,730,895.88	1	16,134,538.10	0	0.00	0	0.00	0	0.00	0	0.00	4.895959%	4.880676%	73
10/18/21	1	7,419,620.98	0	0.00	7	63,807,837.90	1	16,154,936.36	0	0.00	0	0.00	0	0.00	0	0.00	4.896177%	4.880893%	74
09/17/21	0	0.00	0	0.00	7	63,894,302.99	1	16,177,648.05	0	0.00	0	0.00	0	0.00	0	0.00	4.896420%	4.881137%	75
08/17/21	0	0.00	0	0.00	7	63,970,461.15	1	16,197,847.43	0	0.00	0	0.00	0	0.00	0	0.00	4.896635%	4.881352%	76
07/16/21	1	5,053,091.42	0	0.00	7	64,046,254.02	1	16,217,953.62	0	0.00	0	0.00	0	0.00	0	0.00	4.896849%	4.881565%	77
06/17/21	0	0.00	0	0.00	7	64,131,612.23	1	16,240,383.93	0	0.00	0	0.00	0	0.00	0	0.00	4.897095%	4.881812%	78
05/17/21	1	17,139,495.47	0	0.00	7	64,206,632.09	1	16,260,293.89	0	0.00	0	0.00	0	0.00	0	0.00	4.897304%	4.882020%	79
04/16/21	2	45,139,923.81	0	0.00	7	64,291,245.72	1	16,282,535.14	0	0.00	0	0.00	0	0.00	0	0.00	4.897539%	4.882255%	80
03/17/21	1	10,400,000.00	0	0.00	7	64,365,499.88	1	16,302,250.64	0	0.00	0	0.00	0	0.00	0	0.00	4.897731%	4.882447%	81
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
3A1	30299571	03/06/21	10	6	86,655.23	954,650.17	534,213.80	14,418,974.92	03/19/20	98
3A2	30313989	03/06/21	10	6	86,655.23	954,650.17	3,044.47	14,418,974.92	04/28/20	98
3A3	30313990	03/06/21	10	6	28,885.08	318,216.76	0.00	4,806,324.85	04/28/20	98
3A4	30313991	03/06/21	10	6	28,885.08	318,216.76	0.00	4,806,324.85	04/28/20	98
3A5	30313992	03/06/21	10	6	28,885.08	318,216.76	0.00	4,806,324.85	04/29/20	98
3A6	30313993	03/06/21	10	6	28,885.08	318,216.76	0.00	4,806,324.85	04/29/20	98
22	30299629	05/06/19	32	6	50,881.33	2,312,561.87	379,408.00	16,741,536.48	03/05/19	2		10/30/19
33	30299552	09/06/21	4	6	33,523.16	167,868.22	14,843.52	5,503,900.92	12/21/21	98
37	30314324	01/06/22	0	B	38,614.81	38,614.81	0.00	4,725,830.70	01/28/22	98
Totals					411,870.06	5,701,212.28	931,509.79	75,034,517.34
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		11,000,000	11,000,000	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		25,000,000	25,000,000	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		790,407,519	721,450,300	52,886,879		16,070,340

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Feb-22	826,407,519	757,450,300	0	0	52,886,879	16,070,340
Jan-22	826,775,538	750,342,005	0	0	60,342,499	16,091,034
Dec-21	827,141,856	750,614,997	0	5,482,600	54,932,625	16,111,633
Nov-21	827,550,117	750,918,488	5,490,024	7,410,710	47,596,358	16,134,538
Oct-21	827,912,854	756,685,395	7,419,621	0	47,652,902	16,154,936
Sep-21	828,317,665	764,423,362	0	0	47,716,655	16,177,648
Aug-21	828,676,854	764,706,393	0	0	47,772,614	16,197,847
Jul-21	829,034,383	759,935,038	5,053,091	0	47,828,300	16,217,954
Jun-21	829,450,203	765,318,591	0	0	47,891,228	16,240,384
May-21	829,799,111	748,452,984	17,139,495	0	47,946,338	16,260,294
Apr-21	830,189,698	720,758,529	45,139,924	0	48,008,711	16,282,535
Mar-21	830,505,503	755,740,003	10,400,000	0	48,063,249	16,302,251
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3A1	30299571	14,225,246.50	14,418,974.92	54,000,000.00	12/01/20	6,663,015.82	1.71000	--	03/06/28	312
3A2	30313989	14,225,246.50	14,418,974.92	54,000,000.00	12/01/20	6,663,015.82	1.71000	--	03/06/28	312
3A3	30313990	4,741,748.68	4,806,324.85	54,000,000.00	12/01/20	6,663,015.82	1.71000	--	03/06/28	312
3A4	30313991	4,741,748.68	4,806,324.85	54,000,000.00	12/01/20	6,663,015.82	1.71000	--	03/06/28	312
3A5	30313992	4,741,748.68	4,806,324.85	54,000,000.00	12/01/20	6,663,015.82	1.71000	--	03/06/28	312
3A6	30313993	4,741,748.68	4,806,324.85	54,000,000.00	12/01/20	6,663,015.82	1.71000	--	03/06/28	312
7	30314299	34,750,000.00	34,750,000.00	42,200,000.00	06/18/21	572,097.61	1.29000	03/31/21	03/06/28	I/O
22	30299629	16,070,339.65	16,741,536.48	10,650,000.00	07/06/21	(513,331.79)	(0.45000)	12/31/20	03/06/28	312
31	30299738	7,382,537.82	7,382,537.82	11,000,000.00	11/15/17	530,528.83	0.98000	03/31/21	02/06/28	311
33	30299552	5,469,391.02	5,503,900.92	8,280,000.00	11/14/17	148,115.46	0.37000	09/30/21	02/06/28	311
37	30314324	4,712,489.31	4,725,830.70	8,500,000.00	11/01/17	424,486.19	0.92000	09/30/21	02/06/28	191
Totals		115,802,245.52	117,167,055.16	404,630,000.00		41,139,991.22

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					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
3A1	30299571	LO	Various	03/19/20	98
	2/11/2022 - Loan transferred for Borrower declared Imminent Monetary Default due to COVID-19. The Borrower is complying with financial reporting and other due diligence requested on this matter.						Counsel has been engaged.	The special
	servicer is dual t racking settlement discussions and enforcement of Lender''s rights

3A2	30313989	Various	Various	04/28/20	98
	2/11/2022 - Loan transferred for Borrower declared Imminent Monetary Default due to COVID-19. The Borrower is complying with financial reporting and other due diligence requested on this matter.						Counsel has been engaged.	The special
	servicer is dual t racking settlement discussions and enforcement of Lender''s rights.

3A3	30313990	Various	Various	04/28/20	98
	2/11/2022 - Loan transferred for Borrower declared Imminent Monetary Default due to COVID-19. The Borrower is complying with financial reporting and other due diligence requested on this matter.						Counsel has been engaged.	The special
	servicer is dual t racking settlement discussions and enforcement of Lender''s rights.

3A4	30313991	Various	Various	04/28/20	98
	2/11/2022 - Loan transferred for Borrower declared Imminent Monetary Default due to COVID-19. The Borrower is complying with financial reporting and other due diligence requested on this matter.						Counsel has been engaged.	The special
	servicer is dual t racking settlement discussions and enforcement of Lender''s rights.

3A5	30313992	Various	Various	04/29/20	98
	2/11/2022 - Loan transferred for Borrower declared Imminent Monetary Default due to COVID-19. The Borrower is complying with financial reporting and other due diligence requested on this matter.						Counsel has been engaged.	The special
	servicer is dual t racking settlement discussions and enforcement of Lender''s rights.

3A6	30313993	Various	Various	04/29/20	98
	2/11/2022 - Loan transferred for Borrower declared Imminent Monetary Default due to COVID-19. The Borrower is complying with financial reporting and other due diligence requested on this matter.						Counsel has been engaged.	The special
	servicer is dual t racking settlement discussions and enforcement of Lender''s rights.

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					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
7	30314299	OF	NY	05/18/20	1

2/11/2022 - The Loan transferred for Imminent Monetary Default at Borrower’s request as a result of the COVID-19 pandemic. Special Servicer is currently monitoring leasing activity at the Property which is improving. Discussions with Borrower

	are ongoing and Special Servicer is evaluating the appropriate next steps.

22	30299629	OF	OH	03/05/19	2

2/11/2022 - Loan is delinquent. Lender is dual tracking negotiations with the foreclosure process. Receiver is in control of the property. Lender filed for summary judgement of foreclosure. Borrower is contesting MSJ and depositions are pending.

	Lender exploring receivership sale.

31	30299738	MF	TX	09/01/21	98

2/11/2022 - Loan recently transferred for Imminent Monetary Default at borrowers request as a result of the Covid-19 pandemic. A PNL has been sent to the borrower. Special Servicer will continue to follow up to determine next steps.

33	30299552	RT	MT	12/21/21	98
	2/11/2022 - Loan recently transferred for Imminent Monetary Default at borrowers request as a result of the Covid-19 pandemic. We are reaching out to the borrower in order to assess next steps

37	30314324	LO	AZ	01/28/22	98
	2/11/2022 - Loan recently transferred for Imminent Monetary Default at borrowers request as a result of the Covid-19 pandemic. We are reaching out to the borrower in order to assess next steps

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
34	30314322	5,283,652.37	5.76000%	5,275,225.19 5.76000%		8	05/29/20	05/29/20	06/10/20
Totals		5,283,652.37		5,275,225.19
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3A1	0.00	0.00	10,220.29	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	7,480.90	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	0.00	0.00	954.45	0.00	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	5,000.00	0.00	0.00	44,208.54	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	4,032.26	0.00	0.00	0.00	0.00	0.00	1,067.20	0.00	0.00	0.00
33	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	1,451.61	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	33,185.06	0.00	954.45	44,208.54	0.00	0.00	1,067.20	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		79,415.25

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Supplemental Notes
None

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